Employee Postretirement Benefits (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Discount rate		4.93%	5.22%	2.73%
Expected long-term return on plan assets		5.60%	5.80%	3.80%
Rate of compensation increase		3.49%	3.45%	3.28%
Discount rate		5.38%	4.93%
Rate of compensation increase		3.43%	3.49%
Defined Benefit Pension Plans | Scenario, Forecast
Discount rate	5.38%
Expected long-term return on plan assets	6.12%
Rate of compensation increase	3.43%
Other Postretirement Benefit Plans
Discount rate		5.66%	5.92%	3.15%
Expected long-term return on plan assets		0.00%	0.00%	0.00%
Rate of compensation increase		0.00%	0.00%	0.00%
Discount rate		6.04%	5.66%
Rate of compensation increase		0.00%	0.00%